Convertible notes payable consisted of the following: (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jul. 18, 2016	Feb. 28, 2023	Aug. 30, 2022	Feb. 28, 2022
Short-Term Debt [Line Items]
Total convertible notes payable					$ 3,500
Less: current portion of convertible notes payable					(3,500)
Less: discount on noncurrent convertible notes payable
Noncurrent convertible notes payable, net of discount
Current portion of convertible notes payable					3,500
Less: discount on current portion of convertible notes payable			0	$ (39,500)
Current portion of convertible notes payable, net of discount					3,500
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, issuance date		Jul. 18, 2016
Debt instrument, maturity date	[1]		Jul. 18, 2017
Conversion rate per share	[2]		$ 0.003
Convertible Notes Payable 12 [Member]
Short-Term Debt [Line Items]
Total convertible notes payable					3,500
Convertible Notes Payable1 [Member]
Short-Term Debt [Line Items]
Debt instrument, issuance date		Aug. 09, 2022
Debt instrument, maturity date	[1]		Aug. 09, 2023
Conversion rate per share	[3]		$ 0.009
Total convertible notes payable

[1]	This note was in default as of February 28, 2022. Default interest rate 22%
[2]	The conversion price was not subject to adjustment from forward or reverse stock splits. Effective in August 2022 this note (and accrued interest) was no longer convertible.
[3]	Subject to adjustment for dilutive issuances